3. STOCKHOLDERS' EQUITY (Details - Option activity) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Stock option activity
Number of stock options outstanding - at beginning	1,078,400	1,136,000	1,079,079
Number of Shares options granted		15,000	160,000
Number of Shares options cancelled		(72,600)	(103,079)
Number of stock options outstanding - at ending	1,078,400	1,078,400	1,136,000	1,079,079
Weighted average exercise price options outstanding- at beginning	$ 0.78	$ 0.79	$ 1.43
Weighted average exercise price - grants		0.4	0.49
Weighted average exercise price - cancelled		0.85	7.03
Weighted average exercise price options outstanding - at end	$ 0.78	$ 0.78	$ 0.79	$ 1.43
Weighted average contractual life	6 years 9 months 3 days	7 years 4 days	8 years	8 years 5 months 16 days